OTHER LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Pension benefit obligations	$ 51,210	$ 49,822
Other	19,051	13,514
Total other liabilities	$ 70,261	$ 63,336
Minimum number of years of service for retirement program	10 years
Age limit to eligible for retirement program (in years)	57 years
Minimum Age Limit to Eligible for Retirement Program	57 years
Mexico Plans
Disclosure of defined benefit plans [line items]
Minimum number of years of service for retirement program	15 years
Minimum Age Limit to Eligible for Retirement Program	60 years	60 years